A new rule enacted by the Securities and Exchange Commission will require that funds with names that suggest a particular type of investment must invest at least 80% of their assets in the type of investment suggested by their name. Therefore, effective May 1, 2002, the following changes are being made to comply with this rule:


                     Supplement to the Current Prospectuses

MFS(R)EMERGING MARKETS EQUITY FUND         MFS(R)LARGE CAP GROWTH FUND
MFS(R)TECHNOLOGY FUND                      MFS(R)GLOBAL TELECOMMUNICATIONS FUND
MFS(R)RESEARCH BOND FUND                   MFS(R)GLOBAL EQUITY FUND*
MFS(R)UTILITIES FUND                       MFS(R)BOND FUND*

For each fund listed above, the percentage stated in the first sentence of the "Principal Investment Policies" section of the Risk Return Summary is changed from 65% of the fund's total assets to 80% of the fund's net assets.

                                  ------------


                           MFS(R) MID CAP GROWTH FUND*

For the fund listed above, the percentage stated in the first sentence of the "Principal Investment Policies" section of the Risk Return Summary is changed from 65% of the fund's total assets to 80% of the fund's net assets.

In addition,  the  Portfolio  Manager  paragraph in the  Management  of the Fund section is amended and restated as follows: The fund is managed by a team of portfolio managers.

                                  ------------


                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND*

For the fund listed above, the first paragraph of the "Principal Investment Policies" section of the "Risk Return Summary" is amended and restated as follows:

          The fund invests its assets, except for working cash balances, in the common stocks and securities convertible into common stocks of companies which its investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes offer better than average prospects for long-term growth. This policy may not be changed unless approved by shareholders. In pursuing the policy noted above, the fund will invest, under normal market conditions, at least 80% of its net assets in common stocks and securities convertible into common stocks.

                                  ------------

                       MFS(R) GOVERNMENT MONEY MARKET FUND

For the fund listed above, the first paragraph of the "Principal Investment Policies" section of the "Risk Return Summary" is amended and restated as follows:

          The fund is a money market fund, meaning it tries to maintain a share price of $1.00 while paying income to its shareholders. Under normal market conditions, the fund invests at least 80% of its net assets in the following money market instruments:

          o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities

          o    Repurchase   agreements   collateralized   by   U.S.   government
               securities

                                  ------------

                        MFS(R) MUNICIPAL HIGH INCOME FUND

For the fund listed above, the first sentence of the "Principal Investment Policies" section of the "Risk Return Summary" is amended and restated as follows:

          The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax (this policy may not be changed without shareholder approval).

Also in the same section, the first sentence of the second paragraph is hereby amended and restated as follows:

          Under normal circumstances, the fund will seek to invest the majority of its assets in municipal securities that offer a current yield above that generally available on municipal securities in the three highest categories of recognized rating agencies.

                                  ------------

                     MFS(R) MUNICIPAL LIMITED MATURITY FUND

For the fund listed above, the first sentence of the "Principal Investment Policies" section of the "Risk Return Summary" is amended and restated as follows:

          The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments with "limited" maturities, the interest on which is exempt from federal income tax (this policy may not be changed without shareholder approval).

                                  ------------

                           MFS(R) MUNICIPAL BOND FUND
                          MFS(R) MUNICIPAL INCOME FUND

For the funds listed above, the first sentence of the "Principal Investment Policies" section of the "Risk Return Summary" is amended and restated as follows:

          The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax (this policy may not be changed without shareholder approval).




                   The date of this Supplement is May 1, 2002




* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.

A new rule enacted by the Securities and Exchange Commission will require that funds with names that suggest a particular type of investment must invest at least 80% of their assets in the type of investment suggested by their name. Therefore, effective May 1, 2002, the following changes are being made to comply with this rule:


                         MFS(R) GOVERNMENT MORTGAGE FUND

                      Supplement to the Current Prospectus

Effective  immediately,   the  first  paragraph  of  the  "Principal  Investment
Policies" section of the "Risk Return Summary" is amended and restated as follows:

          The fund invests, under normal market conditions, at least 80% of its net assets in government mortgage securities. Government mortgage securities include obligations issued or guaranteed by U.S. government agencies, authorities or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"), and obligations fully collateralized or otherwise fully secured by such entities.


                   The date of this Supplement is May 1, 2002